UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment []; Amendment Number:
                                               -------

This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ivory Investment Management, L.P.
           ---------------------------------

Address:   11755 Wilshire Blvd., Suite 1350
           ---------------------------------

           Los Angeles, CA  90025
           ---------------------------------

Form 13F File Number: 028-06191
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher T. Winkler
         ----------------------

Title:   Managing Member
         ----------------------

Phone:   310-899-7300
         ----------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher T. Winkler         Los Angeles, CA                    8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                         --------------

Form 13F Information Table Entry Total:              46
                                         --------------

Form 13F Information Table Value Total:  $    3,797,913
                                         --------------
                                         (In thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- --------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADVANCED MICRO DEVICES INC  COM             007903107   120,625 17,256,747 SH       SOLE       0        17,256,747      0    0
ADVANCED MICRO DEVICES INC  COM             007903107     6,990  1,000,000 SH  CALL SOLE       0         1,000,000      0    0
AON CORP                    COM             037389103    94,622  1,844,478 SH       SOLE       0         1,844,478      0    0
BP PLC                      SPONSORED ADR   055622104    98,871  2,232,348 SH       SOLE       0         2,232,348      0    0
CAREFUSION CORP             COM             14170T101    94,541  3,479,607 SH       SOLE       0         3,479,607      0    0
CELANESE CORP DEL           COM SER A       150870103    38,799    727,796 SH       SOLE       0           727,796      0    0
CHESAPEAKE ENERGY CORP      COM             165167107    96,203  3,240,240 SH       SOLE       0         3,240,240      0    0
CITIGROUP INC               COM NEW         172967424   186,949  4,489,651 SH       SOLE       0         4,489,651      0    0
CITIGROUP INC               UNIT 99/99/9999 172967416    25,606    213,121 SH       SOLE       0           213,121      0    0
CLEARWIRE CORP NEW          CL A            18538Q105    11,032  2,918,594 SH       SOLE       0         2,918,594      0    0
COMCAST CORP NEW            CL A            20030N101    24,186    954,459 SH       SOLE       0           954,459      0    0
COMCAST CORP NEW            CL A SPL        20030N200    24,303  1,003,023 SH       SOLE       0         1,003,023      0    0
CUMMINS INC                 COM             231021106    48,002    463,837 SH       SOLE       0           463,837      0    0
CVS CAREMARK CORPORATION    COM             126650100    91,280  2,428,951 SH       SOLE       0         2,428,951      0    0
D R HORTON INC              COM             23331A109     7,377    640,393 SH       SOLE       0           640,393      0    0
DISH NETWORK CORP           CL A            25470M109    25,330    825,893 SH       SOLE       0           825,893      0    0
E TRADE FINANCIAL CORP      COM NEW         269246401    59,552  4,315,367 SH       SOLE       0         4,315,367      0    0
GANNETT INC                 COM             364730101    24,258  1,693,993 SH       SOLE       0         1,693,993      0    0
HOSPIRA INC                 COM             441060100    74,217  1,309,873 SH       SOLE       0         1,309,873      0    0
KB HOME                     COM             48666K109     6,599    674,732 SH       SOLE       0           674,732      0    0
LENNAR CORP                 CL A            526057104     7,681    423,221 SH       SOLE       0           423,221      0    0
LOWES COS INC               COM             548661107    23,129    992,235 SH       SOLE       0           992,235      0    0
MACYS INC                   COM             55616P104    97,221  3,324,947 SH       SOLE       0         3,324,947      0    0
MARATHON OIL CORP           COM             565849106    59,688  1,133,025 SH       SOLE       0         1,133,025      0    0
MICROSOFT CORP              COM             594918104   302,776 11,645,233 SH       SOLE       0        11,645,233      0    0
MONSTER WORLDWIDE INC       COM             611742107    32,018  2,184,025 SH       SOLE       0         2,184,025      0    0
MOTOROLA MOBILITY HLDGS INC COM             620097105    13,679    620,656 SH       SOLE       0           620,656      0    0
MOTOROLA SOLUTIONS INC      COM NEW         620076307    70,034  1,521,158 SH       SOLE       0         1,521,158      0    0
NATIONAL OILWELL VARCO INC  COM             637071101    15,701    200,754 SH       SOLE       0           200,754      0    0
NETFLIX INC                 COM             64110L106   238,601    908,300 SH       SOLE       0           908,300      0    0
NEWS CORP                   CL A            65248E104    95,782  5,411,397 SH       SOLE       0         5,411,397      0    0
NVR INC                     COM             62944T105     7,701     10,615 SH       SOLE       0            10,615      0    0
OFFICE DEPOT INC            COM             676220106    28,461  6,744,281 SH       SOLE       0         6,744,281      0    0
PETROHAWK ENERGY CORP       COM             716495106    45,854  1,858,709 SH       SOLE       0         1,858,709      0    0
PFIZER INC                  COM             717081103    94,617  4,593,064 SH       SOLE       0         4,593,064      0    0
PULTE GROUP INC             COM             745867101     7,487    977,440 SH       SOLE       0           977,440      0    0
SEAGATE TECHNOLOGY PLC      SHS             G7945M107    46,083  2,851,657 SH       SOLE       0         2,851,657      0    0
SPDR S&P 500 ETF TR         TR UNIT         78462F103 1,007,010  7,630,600 SH  PUT  SOLE       0         7,630,600      0    0
SPRINT NEXTEL CORP          COM SER 1       852061100    35,992  6,677,501 SH       SOLE       0         6,677,501      0    0
STAPLES INC                 COM             855030102    22,897  1,449,162 SH       SOLE       0         1,449,162      0    0
TEMPLE INLAND INC           COM             879868107    34,725  1,167,634 SH       SOLE       0         1,167,634      0    0
TOLL BROTHERS INC           COM             889478103     7,815    376,809 SH       SOLE       0           376,809      0    0
VISTEON CORP                COM NEW         92839U206     4,221     61,702 SH       SOLE       0            61,702      0    0
WESTERN DIGITAL CORP        COM             958102105    48,636  1,336,878 SH       SOLE       0         1,336,878      0    0
WILLIAMS COS INC DEL        COM             969457100    51,572  1,704,876 SH       SOLE       0         1,704,876      0    0
YAHOO INC                   COM             984332106   239,190 15,903,599 SH       SOLE       0        15,903,599      0    0
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